Taxes on Income (Details) - Schedule of statutory tax rate - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of statutory tax rate [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations		$ 10,911	$ 7,037	$ (1,631)
Theoretical tax expense (benefit) at the Israeli statutory tax rate		2,510	1,618	(392)
Tax adjustment in respect of different tax rate of foreign subsidiaries		151	43	111
Non-deductible expenses and other permanent differences		77	64	143
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net			(5,503)	1,899
Stock based compensation		1,247	1,161	996
Change in tax rate				355
Beneficiary enterprise benefits	[1]	(3,935)	(3,469)	(2,360)
Increase (Decrease) in other uncertain tax positions		713	765	(376)
Other		(19)	(71)	8
Actual tax expense (benefit)		$ 744	$ (5,392)	$ 384
Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status (in Dollars per share)		$ 0.10	$ 0.10	$ 0.07

[1]	Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status